Braskem Idesa Borrowings (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings		R$ 11,043,483	R$ 11,939,268
Non current braskem idesa borrowings3		11,370,318	12,311,535
Current braskem idesa borrowings		868,635	86,765
Non current braskem idesa borrowings1		R$ 10,501,683	12,224,770
Bond member
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[1]	nov-2029
Borrowings, interest rate basis	[1]	Us dollar exchange variation + 7.45
Braskem idesa borrowings	[1]	R$ 4,690,619	5,104,463
Bond i i member
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[2]	feb-2032
Borrowings, interest rate basis	[2]	Us dollar exchange variation + 6.99
Braskem idesa borrowings	[2]	R$ 6,352,864	6,834,805
Other [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	[3]	Oct-2026
Borrowings, interest rate basis	[3]	Us dollar exchange variation + quarterly Libor + 4.00
Braskem idesa borrowings	[3]	R$ 734,837	849,859
Transactions costs member
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings		R$ (408,002)	R$ (477,592)

[1]	Unsecured Bond, considers the same guarantees (property, plant and equipment) of Bond II.
[2]	Sustainability-linked bonds. The bonds due in 10 years have an interest rate of 6.99% p.a., which may be increased by up to 0.37% p.a. if certain conditions are not met. The Braskem Idesa pledged as guarantee property, plant and equipment assets in the same value as the bond.
[3]	For this financing, fixed assets and other rights (such as shares and receivables) were granted as collateral.